Principal accounting policies - Impairment of long lived assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long-lived assets	$ 53,349
Impairment of intangible assets (other than goodwill)	49,778
Impairment of property and equipment	1,206
Impairment of right-of-use assets	2,365
Impairments of assets	53,349
Cost of revenues
Impaired Long-Lived Assets Held and Used [Line Items]
Impairments of assets	48,946
Operating expenses
Impaired Long-Lived Assets Held and Used [Line Items]
Impairments of assets	$ 4,403